UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 University Ave., Ste. 701

         Palo Alto, CA  94301

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/ Douglas F. Whitman     Palo Alto, CA     April 19, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     74466


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ACT MFG INC                    COM              000973107     3737   341714 SH        SOLE    0             341714        0        0
BROOKTROUT INC                 COM              114580103      901   145550 SH        SOLE    0             145550        0        0
CISCO SYS INC                  COM              17275R102     1670   105600 SH        SOLE    0             105600        0        0
CITRIX SYS INC                 COM              177376100    11175   529000 SH        SOLE    0             529000        0        0
COSINE COMMUNICATIONS INC      COM              221222102      239   112400 SH        SOLE    0             112400        0        0
DSP GROUP INC                  COM              23332B106     8384   540900 SH        SOLE    0             540900        0        0
EXODUS COMMUNICATIONS INC      COM              302088109     5475   509306 SH        SOLE    0             509306        0        0
EXODUS COMMUNICATIONS INC      COM              302088109     1204   112000 SH        SOLE    0             112000        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     5865   391000 SH        SOLE    0             391000        0        0
MACROMEDIA INC                 COM              556100105     2056   128000 SH        SOLE    0             128000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     1506   124867 SH        SOLE    0             124867        0        0
POLYCOM INC                    COM              73172K104     6170   498622 SH        SOLE    0             498622        0        0
QLOGIC CORP                    COM              747277101    10163   451700 SH        SOLE    0             451700        0        0
RSA SEC INC                    COM              749719100    13382   542050 SH        SOLE    0             542050        0        0
SIEBEL SYS INC                 COM              826170102      351    12900 SH        SOLE    0              12900        0        0
UNIVERSAL ACCESS INC           COM              913363107      246    43100 SH        SOLE    0              43100        0        0
VERITAS SOFTWARE CO            COM              923436109     1637    35400 SH        SOLE    0              35400        0        0
VINA TECHNOLOGIES INC          COM              92719D100      183    81400 SH        SOLE    0              81400        0        0
WESTERN MULTIPLEX CORP         CL A             95874P107      122    15500 SH        SOLE    0              15500        0        0
